Net Loss per Share - Basic and Diluted Per Share Computations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator – basic and diluted:
Net loss from continuing operations	$ (94,411)	$ (153,653)	$ (1,960,449)
Less: Net loss from continuing operations attributable to noncontrolling interest	(51,828)	(102,719)	(1,390,910)
Net loss from continuing operations attributable to Bakkt Holdings, Inc.	(42,583)	(50,934)	(569,539)
Net loss from discontinued operations, net of tax	(9,036)	(72,159)	(29,485)
Net loss attributable to Bakkt Holdings, Inc.	$ (46,659)	$ (74,854)	$ (578,105)
Denominator – basic and diluted:
Weighted average shares outstanding – basic (in dollars per share)	5,855,083	3,563,333	2,846,719
Weighted average shares outstanding – diluted (in dollars per share)	5,855,083	3,563,333	2,846,719
Basic loss per share attributable to Bakkt Holdings, Inc.
Basic net loss per share attributable to Bakkt Holdings, Inc., Continuing operations (in dollars per share)	$ (7.27)	$ (14.29)	$ (200.07)
Basic net loss per share attributable to Bakkt Holdings, Inc., Discontinued operations (in dollars per share)	(0.70)	(6.72)	(3.01)
Total basic net loss per share attributable to Class A common stockholders (in dollars per share)	(7.97)	(21.01)	(203.08)
Diluted loss per share attributable to Bakkt Holdings, Inc.
Diluted net loss per share attributable to Bakkt Holdings, Inc., Continuing operations (in dollars per share)	(7.27)	(14.29)	(200.07)
Diluted net loss per share attributable to Bakkt Holdings, Inc., Discontinued operations (in dollars per share)	(0.70)	(6.72)	(3.01)
Total diluted net loss per share attributable to Class A common stockholders (in dollars per share)	$ (7.97)	$ (21.01)	$ (203.08)